Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of components of lease expense
For the year ended December 31,
2019

Operating lease cost	$107,316
Short-term lease cost	22,001
Total lease cost	$129,317

Schedule of supplemental cash flow information related to leases
For the year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$1,737

Weighted-average remaining lease term	7.60 years
Weighted-average discount rate	5.39%

Schedule of supplemental balance sheet information related to leases
December 31, 2019
Operating lease right-of-use assets, related parties	$286,670
Operating lease liability-related parties, current	137,347
Operating lease liabilities-related party, non-current	286,875
Total operating lease liabilities	$424,222

Schedule of maturity of our operating lease liabilities
2020	$137,347
2021	44,844
2022	47,535
2023	50,387
2024	53,410
Thereafter	147,505
Total	481,028
Less imputed interest	(56,806)
Total operating lease liabilities	$424,222